Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments [Abstract]
Summary of Equity Method Investments Included in Other Assets
A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)	Ownership Percentage	2017	2016	2017	2016	2015
PreAnalytiX GmbH	50.00%	$7,562	$3,519	$3,818	$3,067	$1,878
Biotype Innovation GmbH	24.90%	3,821	3,339	39	(335)	(595)
MAQGEN Biotechnology Co., Ltd	40.00%	3,285	—	(542)	—	—
Pyrobett	19.00%	2,639	2,444	195	333	(600)
Hombrechtikon Systems Engineering AG	19.00%	1,155	1,524	(346)	—	—
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	0.00%	—	—	—	(244)	(107)
QIAGEN Finance	100.00%	—	—	—	—	85
		$18,462	$10,826	$3,164	$2,821	$661